UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1. Schedule of Investments.

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 21.0%
Actuant Corporation (Class A)	215,000	$4,246,250
Franklin Electric Co., Inc.	138,200	5,013,896
Graco Inc.	185,400	6,329,556
HNI Corporation	344,100	6,582,633
IDEX Corporation	173,350	5,401,586
Rotork plc	6,400	154,933
WABCO Holdings Inc.*	242,200	9,169,692
Zebra Technologies Corporation (Class A)*	242,300	7,496,762
		$44,395,308
BUSINESS SERVICES & SUPPLIES — 20.3%
Aggreko plc	76,434	$1,940,881
Brady Corporation (Class A)	211,600	5,592,588
CLARCOR, Inc.	149,200	6,173,896
Copart, Inc.*	218,100	8,532,072
Halma plc	195,000	959,322
Landauer, Inc.	9,100	450,814
Manpower Inc.	145,400	4,888,348
ScanSource, Inc.*	409,401	12,101,894
Spirax-Sarco Engineering plc	75,000	2,097,367
		$42,737,182
RETAILING — 17.4%
CarMax, Inc.*	474,600	$11,319,210
L’Occitane International S.A.	130,000	264,108
O’Reilly Automotive, Inc.*	220,400	14,685,252
Signet Jewelers Limited	309,600	10,464,480
		$36,733,050
HEALTH CARE — 15.7%
Bio-Rad Laboratories, Inc. (Class A)*	82,800	$7,515,756
bioMerieux S.A.	6,000	526,188
Life Technologies Corporation*	265,800	10,214,694
Lincare Holdings Inc.	362,350	8,152,875
Sonova Holding AG	14,000	1,277,147
Varian Medical Systems, Inc.*	25,600	1,335,296
VCA Antech, Inc.*	253,400	4,049,332
		$33,071,288

ENERGY — 7.6%
FMC Technologies, Inc.*	216,500	$8,140,400
Noble Corporation	269,900	7,921,565
		$16,061,965
TECHNOLOGY — 6.6%
Dolby Laboratories, Inc. (Class A)*	74,100	$2,033,304
Maxim Integrated Products, Inc.	194,200	4,530,686
Microchip Technology Incorporated	237,100	7,376,181
		$13,940,171
TRANSPORTATION — 6.1%
Heartland Express, Inc.	503,900	$6,832,884
Knight Transportation, Inc.	446,900	5,948,239
		$12,781,123

TOTAL COMMON STOCKS — 94.7% (Cost $138,782,882)		$199,720,087

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.01% 10/03/11 (Collateralized by $5,950,000 Principal Amount U.S. Treasury Notes — 1.375% 2018)	$5,795,000	$5,795,000
Chevron Funding Corporation — 0.3% 10/04/11	6,000,000	5,999,987
TOTAL SHORT-TERM INVESTMENTS — 5.6% (Cost $11,794,987)		$11,794,987

TOTAL INVESTMENTS — 100.3% (Cost $150,577,869) — Note 2		$211,515,074
Other assets and liabilities, net — (0.3)%		(583,994)
TOTAL NET ASSETS — 100.0%		$210,931,080

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2011:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$199,720,087	—	—	$199,720,087
Short-Term Investments (2)	—	$11,794,987	—	11,794,987
Total Investments	$199,720,087	$11,794,987	—	$211,515,074

(1)   All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2)   Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3)   Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011. Additionally, there were no transfers into or out of Level 3 during the period ended September 30, 2011.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $141,455,962 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$68,095,421
Gross unrealized depreciation:	(9,831,296)
Net unrealized depreciation:	$58,264,125

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 28, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                    November 28, 2011